Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Deposits	$ 172,744	$ 165,495
Prepaid expenses	5,724,568	7,330
Other receivables	17,882	4,500
Total	$ 5,915,194	$ 177,325